PGIM Jennison Technology Fund
Schedule of Investments as of July 31, 2026 (unaudited)
Description	Shares	Value
Long-Term Investments 99.1%
Common Stocks
Automobiles 1.2%
Tesla, Inc.*	1,832	$570,137
Biotechnology 1.2%
Roivant Sciences Ltd.*	15,958	541,136
Broadline Retail 3.3%
Amazon.com, Inc.*	5,625	1,527,637
Communications Equipment 2.3%
Arista Networks, Inc.*	4,487	809,231
Lumentum Holdings, Inc.*	345	246,309
		1,055,540
Diversified Telecommunication Services 0.5%
Space Exploration Technologies Corp. (Class A Stock)*(a)	2,304	249,684
Electric Utilities 1.3%
Constellation Energy Corp.	2,326	611,157
Electrical Equipment 1.0%
GE Vernova, Inc.	143	141,611
Vertiv Holdings Co. (Class A Stock)	1,377	332,642
		474,253
Electronic Equipment, Instruments & Components 1.7%
Keysight Technologies, Inc.*	2,459	784,618
Entertainment 0.7%
Netflix, Inc.*	4,888	350,518
Financial Services 0.9%
Mastercard, Inc. (Class A Stock)	700	401,170
Health Care Equipment & Supplies 0.7%
Intuitive Surgical, Inc.*	943	333,190
Hotels, Restaurants & Leisure 0.9%
Airbnb, Inc. (Class A Stock)*	2,721	412,286
Interactive Media & Services 3.7%
Alphabet, Inc. (Class A Stock)	3,730	1,328,365
Meta Platforms, Inc. (Class A Stock)	667	371,325
		1,699,690
IT Services 5.6%
Cloudflare, Inc. (Class A Stock)*	1,676	467,570
Quantinuum, Inc. (Class A Stock)*(a)	2,581	132,689
Shopify, Inc. (Canada) (Class A Stock)*	4,287	502,222
Snowflake, Inc.*	5,102	1,496,315
		2,598,796
Pharmaceuticals 1.1%
AstraZeneca PLC (United Kingdom)	2,986	506,545

PGIM Jennison Technology Fund

PGIM Jennison Technology Fund
Schedule of Investments as of July 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment 46.6%
Advanced Micro Devices, Inc.*	3,750	$1,785,564
Analog Devices, Inc.	2,043	750,619
ARM Holdings PLC, ADR*(a)	1,622	388,777
ASML Holding NV (Netherlands)	649	1,057,221
Broadcom, Inc.	8,966	3,490,284
Cerebras Systems, Inc. (Class A Stock)*(a)	661	131,347
Credo Technology Group Holding Ltd.*	2,717	562,392
Lam Research Corp.	9,191	2,693,147
Lattice Semiconductor Corp.*(a)	6,827	848,391
Micron Technology, Inc.	933	767,887
NVIDIA Corp.	29,113	5,844,435
Onto Innovation, Inc.*	3,999	1,034,061
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	5,734	2,317,970
		21,672,095
Software 17.9%
Crowdstrike Holdings, Inc. (Class A Stock)*	6,128	1,169,590
Datadog, Inc. (Class A Stock)*	4,518	1,210,689
Microsoft Corp.(a)	6,587	3,061,111
Oracle Corp.	4,823	626,363
Palantir Technologies, Inc. (Class A Stock)*	2,524	310,603
Palo Alto Networks, Inc.*(a)	3,352	1,112,294
Samsara, Inc. (Class A Stock)*(a)	12,774	476,087
ServiceNow, Inc.*	2,999	333,579
		8,300,316
Technology Hardware, Storage & Peripherals 8.5%
Apple, Inc.	12,835	3,964,860

Total Long-Term Investments (cost $21,818,199)		46,053,628

Short-Term Investments 13.0%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.777%)(wb)	389,371	389,371
PGIM Institutional Money Market Fund (7-day effective yield 3.854%) (cost $5,640,345; includes $5,632,257 of cash collateral for securities on loan)(b)(wb)	5,644,740	5,640,224

Total Short-Term Investments (cost $6,029,716)		6,029,595

TOTAL INVESTMENTS 112.1% (cost $27,847,915)		52,083,223
Liabilities in excess of other assets (12.1)%		(5,605,578)

Net Assets 100.0%		$46,477,645

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $5,615,368; cash collateral of $5,632,257 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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